INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Tables)	12 Months Ended
Mar. 31, 2014
Investments In and Advance To Affiliates, Subsidiaries, Associates, and Joint Ventures [Abstract]
Schedule Of Number Of Operating Partnerships [Table Text Block]
The number of operating limited partnerships in which the Fund has limited partnership interests at March 31, 2014 and 2013 by series are as follows:

	2014	2013
Series 15	24	25
Series 16	28	31
Series 17	17	25
Series 18	18	20
Series 19	8	9
	95	110

Schedule Of Dispositions By Series [Table Text Block]
A summary of the dispositions by Series for March 31, 2014 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition *	Disposition
Series 15	1	-	$20,746	$20,746
Series 16	2	1	856,031	791,031
Series 17	7	1	5,702,299	5,708,385
Series 18	2	-	28,018	28,018
Series 19	1	-	-	-
Total	13	2	$6,607,094	$6,548,180

* Fund proceeds from disposition includes $65,000 recorded as a receivable as of March 31, 2013 for Series 16 and Fund proceeds from disposition does not include the following amount which was due to a writeoff of capital contribution payable of $6,086 for Series 17.

During the year ended March 31, 2013 the Fund disposed of twenty-four operating limited partnerships.

A summary of the dispositions by Series for March 31, 2013 is as follows:

	Operating	Sale of
	Partnership	Underlying	Partnership
	Interest	Operating	Proceeds from	Gain on
	Transferred	Partnership	Disposition *	Disposition
Series 15	5	-	$40,762	$40,762
Series 16	7	-	107,649	172,649
Series 17	1	1	336,562	336,562
Series 18	1	2	859,438	859,438
Series 19	7	-	1,195,560	1,195,560
Total	21	3	$2,539,971	$2,604,971

* Fund proceeds from disposition does not include $65,000 recorded as a receivable as of March 31, 2013 for Series 16.

Schedule Of Contributions Payable [Table Text Block]
The contributions payable to operating limited partnerships at March 31, 2014 and 2013 by series are as follows:

	2014	2013
Series 15	$-	$-
Series 16	50,008	50,008
Series 17	16,712	22,798
Series 18	18,554	18,554
Series 19	-	-
	$85,274	$91,360

Schedule Of Partnerships Investments In Operating Limited Partnerships [Table Text Block]
The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$40,059,536	$7,416,274	$9,989,000

Acquisition costs of operating limited partnerships	5,485,105	1,051,848	1,307,682

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(109,387)	(4,207)	(18,795)

Cumulative impairment loss in investment in operating limited partnerships	(7,980,878)	(767,819)	(1,489,694)

Cumulative losses from operating limited partnerships	(37,417,921)	(7,696,096)	(9,788,193)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A)	(251,774)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(731,033)	(180,526)	(121,307)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	661,736	99,993	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(32,676,601)	(7,704,240)	(9,746,456)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	293,057	86,996	116,307

Cumulative impairment loss in investment in operating limited partnerships	7,980,878	767,819	1,489,694

Other	147,238	(31,217)	410,145

Equity per operating limited partnerships’ combined financial statements	$(24,576,499)	$(6,975,421)	$(7,945,537)

The Fund’s investments in operating limited partnerships at March 31, 2014 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$9,084,913	$9,231,164	$4,338,185

Acquisition costs of operating limited partnerships	1,336,534	1,189,539	599,502

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(28,354)	(54,267)	(3,764)

Cumulative impairment loss in investment in operating limited partnerships	(1,566,308)	(2,656,687)	(1,500,370)

Cumulative losses from operating limited partnerships	(8,826,785)	(7,673,294)	(3,433,553)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2014 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2013 (see note A)	(118,756)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2014 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(401,803)	-	(27,397)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	268,254	274,653	18,836

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(5,255,229)	(6,299,282)	(3,671,394)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,065	75,689	-

Cumulative impairment loss in investment in operating limited partnerships	1,566,308	2,656,687	1,500,370

Other	(24,227)	(159,245)	(48,218)

Equity per operating limited partnerships’ combined financial statements	$(3,951,388)	$(3,457,086)	$(2,247,067)

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Total	Series 15	Series 16
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	51,341,667	$7,581,708	$12,074,291

Acquisition costs of operating limited partnerships	7,056,310	1,075,998	1,583,249

Syndication costs from operating limited partnerships	(36,455)	-	-

Cumulative distributions from operating limited partnerships	(111,389)	(4,207)	(20,268)

Cumulative impairment loss in investment in operating limited partnerships	(12,876,562)	(764,836)	(2,512,421)

Cumulative losses from operating limited partnerships	(45,373,571)	(7,888,663)	(11,124,851)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A)	(257,860)	(14,246)	(93,920)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(921,085)	(180,526)	(121,307)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	883,274	111,396	-

	Total	Series 15	Series 16

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(35,033,727)	(7,552,909)	(9,782,878)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	300,838	86,996	123,421

Cumulative impairment loss in investment in operating limited partnerships	12,876,562	764,836	2,512,421

Other	267,534	(29,476)	429,517

Equity per operating limited partnerships’ combined financial statements	$(21,884,464)	$(6,813,929)	$(6,932,746)

The Fund’s investments in operating limited partnerships at March 31, 2013 are summarized as follows:

	Series 17	Series 18	Series 19
Capital contributions paid and to be paid to operating limited partnerships, net of tax credit adjusters	$14,491,224	$11,702,540	$5,491,904

Acquisition costs of operating limited partnerships	2,117,487	1,514,128	765,448

Syndication costs from operating limited partnerships	-	(36,455)	-

Cumulative distributions from operating limited partnerships	(28,883)	(54,267)	(3,764)

Cumulative impairment loss in investment in operating limited partnerships	(3,288,846)	(4,172,906)	(2,137,553)

Cumulative losses from operating limited partnerships	(13,290,982)	(8,953,040)	(4,116,035)

Investments in operating limited partnerships per balance sheets	-	-	-

The Fund has recorded capital contributions to the operating limited partnerships during the year ended March 31, 2013 which have not been included in the partnership’s capital account included in the operating limited partnerships’ financial statements as of December 31, 2012 (see note A)	(124,842)	(5,588)	(19,264)

The Fund has recorded acquisition costs at March 31, 2013 which have not been recorded in the net assets of the operating limited partnerships (see note A)	(591,855)	-	(27,397)

Cumulative losses from operating limited partnerships for the three months ended March 31, which the operating limited partnerships have not included in their capital as of December 31, due to different year ends (see note A)	418,588	309,042	44,248

	Series 17	Series 18	Series 19

Equity in loss of operating limited partnerships not recognizable under the equity method of accounting (see note A)	(7,473,233)	(6,478,163)	(3,746,544)

The Fund has recorded low-income housing tax credit adjusters not recorded by operating limited partnerships (see note A)	14,732	75,689	-

Cumulative impairment loss in investment in operating limited partnerships	3,288,846	4,172,906	2,137,553

Other	(22,278)	(89,451)	(20,778)

Equity per operating limited partnerships’ combined financial statements	$(4,490,042)	$(2,015,565)	$(1,632,182)

Schedule Of Summarized Balance Sheets In Operating Partnerships [Table Text Block]
The combined summarized balance sheets of the operating limited partnerships at December 31, 2013 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$65,474,798	$10,638,155	$18,164,345

Land	7,435,734	1,244,835	1,633,868

Other assets	17,011,149	4,234,106	6,061,968

	$89,921,681	$16,117,096	$25,860,181

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$103,294,917	$23,388,703	$29,504,432

Accounts payable and accrued expenses	5,749,586	298,698	3,485,962

Other liabilities	7,435,396	749,927	955,168

	116,479,899	24,437,328	33,945,562
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(24,576,499)	(6,975,421)	(7,945,537)
Other partners	(1,981,719)	(1,344,811)	(139,844)

	(26,558,218)	(8,320,232)	(8,085,381)

	$89,921,681	$16,117,096	$25,860,181

The combined summarized balance sheets of the operating limited partnerships at December 31, 2013 are as follows:

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$15,755,284	$12,716,393	$8,200,621

Land	2,357,349	1,534,202	665,480

Other assets	3,349,330	2,550,077	815,668

	$21,461,963	$16,800,672	$9,681,769

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$22,159,355	$18,890,770	$9,351,657

Accounts payable and accrued expenses	860,339	838,492	266,095

Other liabilities	2,602,669	1,205,148	1,922,484

	25,622,363	20,934,410	11,540,236
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(3,951,388)	(3,457,086)	(2,247,067)
Other partners	(209,012)	(676,652)	388,600

	(4,160,400)	(4,133,738)	(1,858,467)

	$21,461,963	$16,800,672	$9,681,769

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

COMBINED SUMMARIZED BALANCE SHEETS

	Total	Series 15	Series 16
ASSETS

Buildings and improvements, net of accumulated depreciation	$95,826,256	$11,960,583	$22,821,455

Land	9,774,646	1,287,635	1,930,468

Other assets	18,999,881	4,023,199	6,004,950

	$124,600,783	$17,271,417	$30,756,873

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$137,707,477	$24,148,955	$31,824,524

Accounts payable and accrued expenses	6,965,641	350,564	3,300,317

Other liabilities	12,147,565	872,433	2,298,505

	156,820,683	25,371,952	37,423,346
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(21,884,462)	(6,813,927)	(6,932,746)
Other partners	(10,335,438)	(1,286,608)	266,273

	(32,219,900)	(8,100,535)	(6,666,473)

	$124,600,783	$17,271,417	$30,756,873

The combined summarized balance sheets of the operating limited partnerships at December 31, 2012 are as follows:

	Series 17	Series 18	Series 19
ASSETS

Buildings and improvements, net of accumulated depreciation	$30,801,499	$18,518,861	$11,723,858

Land	3,860,381	1,830,682	865,480

Other assets	4,966,333	2,915,815	1,089,584

	$39,628,213	$23,265,358	$13,678,922

LIABILITIES AND PARTNERS’ CAPITAL (DEFICIT)

Mortgages and construction loans payable	$46,893,314	$23,044,796	$11,795,888

Accounts payable and accrued expenses	1,209,547	1,299,758	805,455

Other liabilities	5,592,363	1,449,945	1,934,319

	53,695,224	25,794,499	14,535,662
PARTNERS’ CAPITAL (DEFICIT)
Boston Capital Tax Credit Fund III L.P.	(4,490,042)	(2,015,565)	(1,632,182)
Other partners	(9,576,969)	(513,576)	775,442

	(14,067,011)	(2,529,141)	(856,740)

	$39,628,213	$23,265,358	$13,678,922

Schedule Of Summarized Statement Of Operations In Operating Partnerships [Table Text Block]
The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$20,863,472	$4,278,259	$5,462,897
Interest and other	458,789	116,389	87,319

	21,322,261	4,394,648	5,550,216
Expenses
Interest	3,093,964	598,638	654,367
Depreciation and amortization	5,395,172	1,190,569	1,493,411
Taxes and insurance	2,716,801	554,343	704,902
Repairs and maintenance	4,538,378	997,909	1,345,782
Operating expenses	8,210,997	1,676,626	2,146,319
Other expenses	137,692	26,584	24,886

	24,093,004	5,044,669	6,369,667

NET LOSS	$(2,770,743)	$(650,021)	$(819,451)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(2,735,602)	$(593,055)	$(836,199)

Net Income (Loss) allocated to other partners	$(35,141)	$(56,966)	$16,748

*
Amounts include $593,055, $836,199, $505,941, $574,802, and $225,605 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2013 are as follows:

	Series 17	Series 18	Series 19
Revenue
Rental	$5,547,549	$3,698,061	$1,876,706
Interest and other	131,681	104,511	18,889

	5,679,230	3,802,572	1,895,595
Expenses
Interest	821,457	599,900	419,602
Depreciation and amortization	1,329,878	935,544	445,770
Taxes and insurance	667,253	574,910	215,393
Repairs and maintenance	1,157,847	780,541	256,299
Operating expenses	2,067,937	1,451,099	869,016
Other expenses	27,704	53,906	4,612

	6,072,076	4,395,900	2,210,692

NET LOSS	$(392,846)	$(593,328)	$(315,097)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(505,941)	$(574,802)	$(225,605)

Net Income (Loss) allocated to other partners	$113,095	$(18,526)	$(89,492)

*
Amounts include $593,055, $836,199, $505,941, $574,802, and $225,605 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

COMBINED SUMMARIZED STATEMENTS OF OPERATIONS

	Total	Series 15	Series 16
Revenue
Rental	$26,731,006	$4,411,357	$6,091,709
Interest and other	1,067,985	82,448	574,644

	27,798,991	4,493,805	6,666,353
Expenses
Interest	4,474,965	631,620	936,848
Depreciation and amortization	6,624,362	1,191,942	1,603,040
Taxes and insurance	3,210,387	536,484	706,281
Repairs and maintenance	6,581,642	1,009,388	1,648,565
Operating expenses	10,321,858	1,735,643	2,546,703
Other expenses	225,733	31,984	30,732

	31,438,947	5,137,061	7,472,169

NET LOSS	$(3,639,956)	$(643,256)	$(805,816)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(2,962,809)	$(547,085)	$(833,896)

Net Income (Loss) allocated to other partners	$(677,147)	$(96,171)	$28,080

*
Amounts include $547,085, $833,896, $717,911, $537,292, and $326,625 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.

The combined summarized statements of operations of the operating limited partnerships for the year ended December 31, 2012 are as follows:

	Series 17	Series 18	Series 19
Revenue
Rental	$9,098,192	$4,762,942	$2,366,806
Interest and other	238,140	129,361	43,392

	9,336,332	4,892,303	2,410,198
Expenses
Interest	1,594,515	749,490	562,492
Depreciation and amortization	2,101,456	1,143,170	584,754
Taxes and insurance	1,017,457	656,003	294,162
Repairs and maintenance	2,322,124	1,049,661	551,904
Operating expenses	3,359,421	1,760,101	919,990
Other expenses	35,553	71,381	56,083

	10,430,526	5,429,806	2,969,385

NET LOSS	$(1,094,194)	$(537,503)	$(559,187)

Net loss allocated to Boston Capital Tax Credit Fund III L.P.*	$(717,911)	$(537,292)	$(326,625)

Net Income (Loss) allocated to other partners	$(376,283)	$(211)	$(232,562)

*
Amounts include $547,085, $833,896, $717,911, $537,292, and $326,625 for Series 15, Series 16, Series 17, Series 18 and Series 19, respectively, of loss not recognized under the equity method of accounting as described in note A.